SEGMENT INFORMATION	12 Months Ended
Jun. 30, 2019
SEGMENT INFORMATION
SEGMENT INFORMATION

13.SEGMENT INFORMATION

The Group is organized into three main operating segments:

•Seed and integrated products

The seed and integrated products segment focuses mainly on the development and commercialization of seed technologies and products that increase yield per hectare, with a focus on the provision of seed technologies and integrated crop protection and crop nutrition products designed to control weeds, insects or diseases, to increase their quality characteristics, to improve nutritional value and other benefits. The segment focuses on the commercialization of integrated products that combine three complementary components biotechnological events, germplasm and seed treatments—in order to increase crop productivity and create value for customers. While each component can increase yield independently, through an integrated technology strategy the segment offers biotechnological events, germplasm and treatments for seeds that complement and integrate with each other to generate higher yields in crops.

Currently the segment generates revenue from ordinary activities through the sale of seeds, integrated packs, royalties and licenses charged to third parties, among others.

•Crop protection

The crop protection segment mainly includes the development, production and marketing of adjuvants, insecticides and fungicides. The adjuvants are used in mixtures to facilitate greater efficiency of the products to be applied (such as fertilizers and agrochemicals). Insecticides and fungicides can significantly reduce disease or insect problems during the germination period.

The segment currently generates revenue from ordinary activities through the sale of adjuvants, insecticides, fungicides and baits, among others.

•Crop nutrition

The crop nutrition segment focuses mainly on the development, production and commercialization of inoculants that allow the biological fixation of nitrogen in the crops, and of fertilizers including biofertilizers and microgranulated fertilizers that optimize the productivity and yield of the crops.

Currently the segment generates income from ordinary activities through the sale of inoculants, bio-inductors, biological fertilizers and microgranulated fertilizers, among others.

The measurement principles for the Group’s segment reporting structure are based on the IFRS principles adopted in the Consolidated financial statements. Revenue generated by products and services exchanged between segments and entities within the Group are calculated on the basis of market prices.

The following tables present information with respect to the Group´s reporting segments:

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2019	products	protection	nutrition	Consolidated

Revenues
Sale of goods and services	24,185,292	89,919,460	45,093,764	159,198,516
Royalties	1,110,463	—	—	1,110,463
Others
Goverment Grants	16,372	—	—	16,372
Initial recognition and changes in the fair value of biological assets.	—	279,945	—	279,945
Total	25,312,127	90,199,405	45,093,764	160,605,296

Cost of sales	(9,783,737)	(53,979,391)	(23,201,753)	(86,964,881)
Gross margin per segment	15,528,390	36,220,014	21,892,011	73,640,415
%	61%	40%	49%	46%

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2018	products	protection	nutrition	Consolidated

Revenues
Sale of goods and services	26,308,432	77,655,672	29,084,325	133,048,429
Royalties	442,689	—	—	442,689
Others
Government Grants	51,586	—	—	51,586
Total	26,802,707	77,655,672	29,084,325	133,542,704

Cost of sales	(13,413,758)	(49,453,167)	(14,227,626)	(77,094,551)
Gross margin per segment	13,388,949	28,202,505	14,856,699	56,448,153
%	50%	36%	51%	42%

	Seed and
	integrated	Crop	Crop
Year ended December 31, 2016	products	protection	nutrition	Consolidated

Revenues
Sale of goods and services	13,956,901	21,493,419	5,227,394	40,677,714
Royalties	349,760	—	—	349,760
Others
Government Grants	141,775	—	—	141,775
Total	14,448,436	21,493,419	5,227,394	41,169,249

Cost of sales	(8,953,929)	(16,825,572)	(4,819,455)	(30,598,956)
Gross margin per segment	5,494,507	4,667,847	407,939	10,570,293
%	38%	22%	8%	26%

Income by similar group of products or services

	06/30/2019	06/30/2018	06/30/2017	12/31/2016

Seed and integrated products	25,295,755	26,751,121	9,021,171	14,306,661
Seeds, royalties & licenses	3,846,991	3,771,579	2,394,927	4,287,978
Packs	21,448,764	22,979,542	6,626,244	10,018,683

Crop protection	89,919,460	77,655,672	31,191,970	21,493,419
Adjuvants	41,854,730	39,931,915	15,008,963	12,526,504
Insecticides & fungicides	12,655,985	14,087,260	9,914,886	2,059,936
Other	35,408,745	23,636,497	6,268,121	6,906,979

Crop nutrition	45,093,764	29,084,325	6,640,228	5,227,394
Inoculants	18,644,673	14,352,761	4,245,712	2,098,826
Fertilizers	26,449,091	14,731,564	2,394,516	3,128,568

Total revenue	160,308,979	133,491,118	46,853,369	41,027,474

Geographical information

	06/30/2019	06/30/2018	06/30/2017	12/31/2016

Argentina	124,011,642	106,077,922	41,292,402	37,815,878
Austria	899,045	470,849	8,400	319,237
Bolivia	2,494,216	2,090,758	—	300,084
Brazil	17,338,608	9,450,496	275,545	862,155
China	—	—	193,911	—
Libano	(115,927)	376,862	262,428	—
United States of America	2,562,376	1,395,438	380,310	16,737
Italia	132,206	10,879	—	80,512
Paraguay	2,506,348	5,584,861	1,052,088	590,176
United Kingdom	137,044	387,859	129,297	220,640
South Africa	3,019,474	3,711,852	1,931,908	8,369
France	711,522	270,878	—	—
Canada	—	3,553	—	—
Ukraine	611,993	344,401	822,976	145,433
Uruguay	4,684,854	3,197,974	447,248	667,237
Rest of the world	1,315,578	116,536	56,856	1,016
Total revenue	160,308,979	133,491,118	46,853,369	41,027,474

	06/30/2019	06/30/2018	06/30/2017	12/31/2016
Non-current assets
Argentina	106,056,232	77,860,852	111,743,378	113,739,634
United States	6,136,461	2,411,673	631,063	495,187
Paraguay	722,914	605,491	589,418	538,831
Brazil	305,477	340,144	347,649	188,627
Bolivia	27,487	39,857	22,876	25,325
South Africa	7,080	14,423	22,706	25,442
India	38	78	—	—
Total	113,255,689	81,272,518	113,357,090	115,013,046